Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Current
Trade payables	$ 442,959	$ 342,841
Deferred revenue	86,363	20,435
Withholding tax payable	5,820	4,517
Payroll and other related statutory liabilities	45,331	53,446
VAT payables	51,103	37,973
Other payables	37,573	40,220
Trade and other payables	669,149	499,432	[1]
Non-current
Other payables	1,459	312
Trade and other payables, non current	1,459	312	[1]
Contract liabilities	$ 22,900	$ 2,800		$ 600

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).